Variable Interest Entities (Details 2) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Variable Interest Entity [Line Items]
Revenue	$ 9,506,703	$ 42,644,431	$ 46,230,384
Gross profit	1,895,879	16,478,918	16,867,399
(Loss) Income from operations	(5,844,206)	(49,500,224)	12,858,452
Net (loss) income	(7,429,581)	(53,190,023)	8,679,571
Variable Interest Entity [Member]
Variable Interest Entity [Line Items]
Revenue			46,230,384
Gross profit			16,867,399
(Loss) Income from operations	(4,721,772)	(47,246,203)	13,964,941
Net (loss) income	$ (6,368,803)	$ (51,341,076)	$ 9,786,060